Goodwill and Intangible Assets - Future Amortization Of Intangible Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 2,066
2023	2,064
2024	2,064
2025	2,064
2026	2,064
Thereafter	14,657
Finite-lived intangible assets, Net	$ 24,979